Expense Example, No Redemption (Vanguard Admiral Treasury Money Market Fund Retail)	Vanguard Admiral Treasury Money Market Fund Vanguard Admiral Treasury Money Market Fund - Investor Shares 9/1/2013 - 8/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	9
3 YEAR	29
5 YEAR	51
10 YEAR	115